Lease Liability - Schedule of Operating Lease Liability (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Leases [Abstract]
Balance, June 30, 2019
Addition	319,133
Interest expense	27,062
Lease payments	(120,690)
Foreign exchange gain	(10,766)
Balance, June 30, 2020	214,739
Less: current portion	(102,027)
Long-term lease liability	$ 112,712